SIGNIFICANT ACCOUNTING POLICIES - Capital Advance receivable, net - timing of expected collections (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Total	$ 56,101	$ 67,682	$ 60,636
Overdue
Financing Receivable, Past Due [Line Items]
Total	2,951	1,664
Due in less than 30 days
Financing Receivable, Past Due [Line Items]
Total	9,511	10,143
Due in 30-60 days
Financing Receivable, Past Due [Line Items]
Total	12,457	19,726
Due in 60-90 days
Financing Receivable, Past Due [Line Items]
Total	23,008	34,979
Due in more than 90 days
Financing Receivable, Past Due [Line Items]
Total	$ 8,174	$ 1,170